Convertible Debentures - Schedule of Breakdown of Convertible Debentures (Details) - DevvStream Corp [Member] - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Convertible debentures, short-term [Member] | Related Party [Member]
Convertible debentures [Abstract]
Convertible debentures, short-term	$ 375,027	$ 881,544
Convertible debentures, long-term, related party [Member] | Related Party [Member]
Convertible debentures [Abstract]
Convertible debentures, long-term	3,914,146
Convertible debentures, long-term [Member] | Nonrelated Party [Member]
Convertible debentures [Abstract]
Convertible debentures, long-term	8,800,339
Long-Term Debt [Member]
Convertible debentures [Abstract]
Convertible debentures	$ 13,089,512	$ 881,544